Restricted cash (Tables)	12 Months Ended
Dec. 31, 2020
Restricted Cash [Abstract]
Schedule Of Restricted Cash	Restricted cash is comprised of the following:

	As of December 31,
(In $ millions)	2020	2019
Opening balance	69.4	63.4
Transfers to/(from) restricted cash	(69.4)	6.0
Total restricted cash	—	69.4